AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investment — 96.5%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	5,486,960	$61,508,823
(cost $54,712,058)

Short-Term Investment — 2.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,466,422)	1,466,422	1,466,422

TOTAL INVESTMENTS—98.8% (cost $56,178,480)(wa)		62,975,245

Other assets in excess of liabilities(z) — 1.2%		763,128

Net Assets — 100.0%		$63,738,373

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
604	10 Year U.S. Treasury Notes	Jun. 2026	$67,072,316	$(1,204,382)
Short Positions:
78	2 Year U.S. Treasury Notes	Jun. 2026	16,180,734	110,887
29	3 Year U.S. Treasury Notes	Jun. 2026	6,130,328	55,021
157	5 Year U.S. Treasury Notes	Jun. 2026	16,984,211	239,582
50	10 Year U.S. Ultra Treasury Notes	Jun. 2026	5,675,782	101,663
69	20 Year U.S. Treasury Bonds	Jun. 2026	7,857,375	219,925
42	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	4,895,625	148,309
				875,387
				$(328,995)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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